Available-for-sale Financial Assets–noncurrent (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of available-for-sale financial assets [Abstract]
Schedule of available-for-sale financial assets [text block]
	December 31,
	2017	2016
	(in thousands)

Equity securities	$4,348,134	3,030,278